Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies
Significant Accounting Policies

2Significant Accounting Policies

All accounting policies are as described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2016 filed with the Securities and Exchange Commission on March 6, 2017, except as described below under “Available for Sale Securities”.

Available for Sale Securities

If there is a change in the intent or ability to hold a debt security to maturity, the Company reclassifies such securities out of the held to maturity securities into the available for sale securities, provided the instruments meet the definition of the latter, at the date of the reclassification. The transfer between the categories is accounted for at fair value. The unrealized holding gain/(loss) upon transfer from held to maturity category to available for sale category is recorded in accumulated other comprehensive income/(loss). Available for sale securities are carried at fair value with net unrealized gain/(loss) included in accumulated other comprehensive income/(loss), subject to impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Interest income, including amortization of premiums and accretion of discounts are recognized in the interest income in the condensed consolidated statements of income. Upon sale, realized gain/(loss) is recognized in the condensed consolidated statement of income based on specific identification method. Management evaluates securities for other than temporary impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its amortized cost. Consideration is given to: 1) if the Company intends to sell the security (that is, it has decided to sell the security); 2) it is more likely than not that the Company will be required to sell the security before the recovery of its entire amortized cost basis; or 3) a credit loss exists—that is, the Company does not expect to recover the entire amortized cost basis of the security (the present value of cash flows expected to be collected is less than the amortized cost basis of the security).

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-9 “Revenue from Contracts with Customers” (“ASU 2014-09”), which will supersede the current revenue recognition guidance and outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The ASU 2014-09 was amended by ASU 2015-14 “Revenue from Contracts with Customers: Deferral of the Effective Date” (“ASU 2015-14”), which was issued in August 2015. Public entities can now elect to defer implementation of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Additionally, ASU 2015-14 permits early adoption of the standard but not before the original effective date, i.e. annual period beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. In addition, in 2016, the FASB issued four amendments, which clarified the guidance on certain items such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes. The Company is currently evaluating the impact that the adoption of the new standard will have on its consolidated financial statements and associated disclosures, and have not yet selected a transition method.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). ASU 2016-01 requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this Update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years.  Early application is not permitted. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements and notes disclosures.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases — capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016 — 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and notes disclosures.

In March 2016, the FASB issued ASU 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. The amendments in ASU 2016-8 affect the guidance in the ASU 2014-09, which is not yet effective. ASU 2016-08 is effective for fiscal years beginning after December 15, 2017, and interim reporting periods within those years. Early application is permitted for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. The ASU 2016-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of the new standard on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”). The FASB issued ASU 2016-15 to decrease the diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments in this update provide guidance on eight specific cash flow issues. Additionally, in November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash — a consensus of the FASB Emerging Issues Task Force” (“ASU 2016-18”), which requires that amounts described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. These revised standards are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of these updated standards on the Company’s consolidated statements of cash flows.